LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss available to ordinary shareholders of the Company-basic	¥ (2,038,536)	$ (279,280)	¥ (1,957,543)	¥ (2,008,005)
Net loss available to ordinary shareholders of the Company-diluted | ¥	¥ (2,038,536)		¥ (1,957,543)	¥ (2,008,005)
Denominator:
Weighted average number of ordinary shares outstanding-basic	1,045,269,866	1,045,269,866	1,040,680,392	1,015,265,686
Weighted average number of ordinary shares outstanding-diluted	1,045,269,866	1,045,269,866	1,040,680,392	1,015,265,686
Loss per share-basic | (per share)	¥ (1.95)	$ (0.27)	¥ (1.88)	¥ (1.98)
Loss per share-diluted | (per share)	¥ (1.95)	$ (0.27)	¥ (1.88)	¥ (1.98)